SEMIANNUAL REPORT

June 30, 2002

[GRAPHICS OMITTED]

ENGEMANN

Phoenix-Engemann Balanced Return Fund

Phoenix-Engemann Focus Growth Fund

Phoenix-Engemann Nifty Fifty Fund

Phoenix-Engemann Small & Mid-Cap Growth Fund

[GRAPHICS OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

      We are pleased to provide this financial summary for the six months ended June 30, 2002 for the Phoenix-Engemann mutual funds. If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 for information assistance.

      Please visit www.PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center" to find current performance information, access your account, make purchases or exchanges, request service forms, or learn more about all of the Phoenix mutual funds. And, take advantage of our new Investor Resources, including educational, tax and retirement topics.

Sincerely,

/s/ ROGER ENGEMANN

Roger Engemann

JUNE 30, 2002

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Engemann Balanced Return Fund .................................    3

Phoenix-Engemann Focus Growth Fund ....................................    9

Phoenix-Engemann Nifty Fifty Fund .....................................   15

Phoenix-Engemann Small & Mid-Cap Growth Fund ..........................   20

Notes to Financial Statements .........................................   27

PHOENIX-ENGEMANN BALANCED RETURN FUND

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                        STANDARD       PAR
                                        & POOR'S      VALUE
                                         RATING       (000)        VALUE
                                        --------     --------   ------------
U.S. GOVERNMENT SECURITIES--44.5%

U.S. TREASURY BONDS--25.1%
U.S. Treasury Bonds 9.25%, 2/15/16 .....   AAA       $ 18,500   $ 25,423,642

U.S. TREASURY NOTES--19.4%
U.S. Treasury Notes 6.50%, 8/15/05 .....   AAA         18,000     19,603,116
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $40,710,674)                                     45,026,758
----------------------------------------------------------------------------

                                                      SHARES
                                                     --------
COMMON STOCKS--50.7%

AIR FREIGHT & COURIERS--2.1%
United Parcel Service, Inc. Class B ................   35,000      2,161,250

BIOTECHNOLOGY--2.9%
Amgen, Inc.(b) .....................................   35,000      1,465,800
Genentech, Inc.(b) .................................   30,000      1,005,000
IDEC Pharmaceuticals Corp.(b) ......................   12,000        425,400
                                                                ------------
                                                                   2,896,200
                                                                ------------
BROADCASTING & CABLE TV--1.1%
Univision Communications, Inc. Class A(b) ..........   35,000      1,099,000

DATA PROCESSING SERVICES--2.8%
Automatic Data Processing, Inc. ....................   25,000      1,088,750
Concord EFS, Inc.(b) ...............................   20,000        602,800
First Data Corp. ...................................   30,000      1,116,000
                                                                ------------
                                                                   2,807,550
                                                                ------------
DIVERSIFIED FINANCIAL SERVICES--7.9%
American Express Co. ...............................   75,000      2,724,000
Citigroup, Inc. ....................................   15,000        581,250
Freddie Mac ........................................   35,000      2,142,000
SLM Corp. ..........................................   22,000      2,131,800
Stilwell Financial, Inc. ...........................   25,000        455,000
                                                                ------------
                                                                   8,034,050
                                                                ------------
DRUG RETAIL--1.7%
Walgreen Co. .......................................   45,000      1,738,350

                                                      SHARES       VALUE
                                                     --------   ------------
GENERAL MERCHANDISE STORES--4.5%
Costco Wholesale Corp.(b) ..........................   45,000   $  1,737,900
Target Corp. .......................................   30,000      1,143,000
Wal-Mart Stores, Inc. ..............................   30,000      1,650,300
                                                                ------------
                                                                   4,531,200
                                                                ------------
HEALTH CARE EQUIPMENT--3.6%
Medtronic, Inc. ....................................   85,000      3,642,250

HOME IMPROVEMENT RETAIL--2.9%
Lowe's Cos., Inc. ..................................   65,000      2,951,000

INTERNET SOFTWARE & SERVICES--0.7%
BEA Systems, Inc.(b) ...............................   70,000        665,700

MOVIES & ENTERTAINMENT--3.0%
Fox Entertainment Group, Inc. Class A(b) ...........   70,000      1,522,500
Viacom, Inc. Class B(b) ............................   35,000      1,552,950
                                                                ------------
                                                                   3,075,450
                                                                ------------
NETWORKING EQUIPMENT--2.7%
Brocade Communications Systems, Inc.(b) ............   20,000        349,600
Cisco Systems, Inc.(b) .............................  170,000      2,371,500
                                                                ------------
                                                                   2,721,100
                                                                ------------
PHARMACEUTICALS--6.6%
Lilly (Eli) & Co. ..................................   20,000      1,128,000
Pfizer, Inc. .......................................  100,000      3,500,000
Pharmacia Corp. ....................................   15,000        561,750
Wyeth ..............................................   30,000      1,536,000
                                                                ------------
                                                                   6,725,750
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.8%
Applied Materials, Inc.(b) .........................   40,000        760,800

SEMICONDUCTORS--5.4%
Analog Devices, Inc.(b) ............................   30,000        891,000
Intel Corp. ........................................   50,000        913,500
Maxim Integrated Products, Inc.(b) .................   15,000        574,950
Texas Instruments, Inc. ............................  105,000      2,488,500
Xilinx, Inc.(b) ....................................   25,000        560,750
                                                                ------------
                                                                   5,428,700
                                                                ------------

                        See Notes to Financial Statements

PHOENIX-ENGEMANN BALANCED RETURN FUND

                                                      SHARES       VALUE
                                                     --------   ------------
SYSTEMS SOFTWARE--2.0%
Oracle Corp.(b) ....................................  160,000   $  1,515,200
VERITAS Software Corp.(b) ..........................   25,000        494,750
                                                                ------------
                                                                   2,009,950
                                                                ------------
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $54,485,493)                                     51,248,300
----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.2%
(IDENTIFIED COST $95,196,167)                                     96,275,058(a)

Other assets and liabilities, net--4.8%                            4,887,247
                                                                ------------
NET ASSETS--100.0%                                              $101,162,305
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,730,120 and gross depreciation of $10,846,750 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $95,391,688.
(b) Non income producing.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN BALANCED RETURN FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $95,196,167)                            $ 96,275,058
Cash                                                           3,790,226
Receivables
   Interest and dividends                                      1,091,947
   Investment securities sold                                    411,822
   Fund shares sold                                               50,551
   Receivable from adviser                                           470
                                                            ------------
     Total assets                                            101,620,074
                                                            ------------
LIABILITIES
Payables
Fund shares repurchased                                          275,195
   Investment advisory fee                                        63,943
   Transfer agent fee                                             41,334
   Distribution fee                                               40,289
   Financial agent fee                                            10,948
   Trustees' fee                                                      18
Accrued expenses                                                  26,042
                                                            ------------
     Total liabilities                                           457,769
                                                            ------------
NET ASSETS                                                  $101,162,305
                                                            ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $125,313,854
Undistributed net investment income                              707,300
Accumulated net realized loss                                (25,937,740)
Net unrealized appreciation                                    1,078,891
                                                            ------------
NET ASSETS                                                  $101,162,305
                                                            ============
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $71,489,898)            2,991,913
Net asset value per share                                         $23.89
Offering price per share $23.89/(1-5.75%)                         $25.35

CLASS B
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $18,860,177)              807,830
Net asset value and offering price per share                      $23.35

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,812,230)              462,080
Net asset value and offering price per share                      $23.40


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                   $  1,473,600
Dividends                                                       191,190
                                                           ------------
     Total investment income                                  1,664,790
                                                           ------------
EXPENSES
Investment advisory fee                                         447,274
Distribution fee, Class A                                       107,052
Distribution fee, Class B                                       109,338
Distribution fee, Class C                                        65,997
Financial agent fee                                              70,016
Transfer agent                                                  134,211
Registration                                                     17,975
Professional                                                     15,727
Trustees                                                         10,009
Printing                                                          9,047
Custodian                                                         5,218
Miscellaneous                                                     3,663
                                                           ------------
     Total expenses                                             995,527
                                                           ------------
NET INVESTMENT INCOME                                           669,263
                                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                             (14,458,271)
Net change in unrealized appreciation (depreciation) on
   investments                                               (2,893,125)
                                                           ------------
NET LOSS ON INVESTMENTS                                     (17,351,396)
                                                           ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $(16,682,133)
                                                           ============

                        See Notes to Financial Statements

PHOENIX-ENGEMANN BALANCED RETURN FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                   Ended
                                                                                   6/30/02            Year Ended
                                                                                 (Unaudited)           12/31/01
                                                                                 ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                  $    669,263        $  2,341,024
   Net realized gain (loss)                                                       (14,458,271)         (8,497,448)
   Net change in unrealized appreciation (depreciation)                            (2,893,125)        (15,779,537)
                                                                                 ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    (16,682,133)        (21,935,961)
                                                                                 ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                          --          (1,849,714)
   Net investment income, Class B                                                          --            (274,728)
   Net investment income, Class C                                                          --            (178,545)
                                                                                 ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               --          (2,302,987)
                                                                                 ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (180,635 and 501,160 shares, respectively)         4,744,358          14,709,869
   Net asset value of shares issued from reinvestment of distributions
     (0 and 64,245 shares, respectively)                                                   --           1,749,168
   Cost of shares repurchased (680,984 and 873,414 shares, respectively)          (17,552,631)        (25,080,427)
                                                                                 ------------        ------------
Total                                                                             (12,808,273)         (8,621,390)
                                                                                 ------------        ------------
CLASS B
   Proceeds from sales of shares (29,585 and 149,160 shares, respectively)            756,782           4,293,417
   Net asset value of shares issued from reinvestment of distributions
     (0 and 8,985 shares, respectively)                                                    --             240,077
   Cost of shares repurchased (130,547 and 335,152 shares, respectively)           (3,325,924)         (9,408,902)
                                                                                 ------------        ------------
Total                                                                              (2,569,142)         (4,875,408)
                                                                                 ------------        ------------
CLASS C
   Proceeds from sales of shares (13,797 and 89,301 shares, respectively)             357,285           2,571,715
   Net asset value of shares issued from reinvestment of distributions
     (0 and 5,898  shares, respectively)                                                   --             157,837
   Cost of shares repurchased (124,308 and 229,287 shares, respectively)           (3,184,372)         (6,324,529)
                                                                                 ------------        ------------
Total                                                                              (2,827,087)         (3,594,977)
                                                                                 ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                  (18,204,502)        (17,091,775)
                                                                                 ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (34,886,635)        (41,330,723)
NET ASSETS
   Beginning of period                                                            136,048,940         177,379,663
                                                                                 ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $707,300 AND $38,037, RESPECTIVELY]                                      $101,162,305        $136,048,940
                                                                                 ============        ============

                        See Notes to Financial Statements

PHOENIX-ENGEMANN BALANCED RETURN FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED DECEMBER 31,
                                           6/30/02      -----------------------------------------------------------------
                                          (UNAUDITED)    2001(4)        2000          1999         1998           1997
Net asset value, beginning of period        $27.50       $31.91        $38.80        $34.83       $29.05         $28.08
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.17(1)      0.51(1)       0.66          0.21(1)      0.40           0.30(1)
   Net realized and unrealized gain (loss)   (3.78)       (4.38)        (3.52)         6.07         8.03           4.98
                                            ------       ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (3.61)       (3.87)        (2.86)         6.28         8.43           5.28
                                            ------       ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --        (0.54)        (0.58)        (0.17)       (0.40)         (0.32)
   Distributions from net realized gains        --           --         (3.45)        (2.14)       (2.25)         (3.99)
                                            ------       ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --        (0.54)        (4.03)        (2.31)       (2.65)         (4.31)
                                            ------       ------        ------        ------       ------         ------
Change in net asset value                    (3.61)       (4.41)        (6.89)         3.97         5.78           0.97
                                            ------       ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $23.89       $27.50        $31.91        $38.80       $34.83         $29.05
                                            ======       ======        ======        ======       ======         ======
Total return(2)                             (13.13)%(6)  (12.12)%       (7.11)%       18.10%       29.12%         18.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $71,490      $96,054      $121,272      $123,482      $72,620        $56,610

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.43 %(5)    1.30 %        1.37 %        1.56%        1.63%           1.7%(3)
   Net investment income (loss)               1.33 %(5)    1.78 %        1.71 %        0.58%        1.15%           1.0%
Portfolio turnover                              22 %(6)      34 %          50 %          41%         124%          40.3%

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.70% for the period ended December 31, 1997.
(4) As required, effective January 1, 2001, the fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.07, increase net realized and unrealized gains and losses per share by $0.07 and decrease the ratio of net investment income to average net assets from 2.01% to 1.78%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN BALANCED RETURN FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS B
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED DECEMBER 31,
                                           6/30/02      -----------------------------------------------------------------
                                          (UNAUDITED)    2001(4)        2000          1999         1998           1997
Net asset value, beginning of period        $26.97       $31.28        $38.13        $34.37       $28.76         $27.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.07(1)      0.29(1)       0.34         (0.06)(1)     0.13           0.08(1)
   Net realized and unrealized gain (loss)   (3.69)       (4.30)        (3.40)         5.96         7.91           4.93
                                            ------       ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (3.62)       (4.01)        (3.06)         5.90         8.04           5.01
                                            ------       ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --        (0.30)        (0.34)           --        (0.18)         (0.11)
   Distributions from net realized gains        --           --         (3.45)        (2.14)       (2.25)         (3.99)
                                            ------       ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --        (0.30)        (3.79)        (2.14)       (2.43)         (4.10)
                                            ------       ------        ------        ------       ------         ------
Change in net asset value                    (3.62)       (4.31)        (6.85)         3.76         5.61           0.91
                                            ------       ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $23.35       $26.97        $31.28        $38.13       $34.37         $28.76
                                            ======       ======        ======        ======       ======         ======
Total return(2)                             (13.42)%(6)  (12.80)%       (7.76)%       17.22 %      28.06%         18.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $18,860      $24,515       $33,960       $30,580      $11,512         $7,125

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.18 %(5)    2.05 %        2.12 %        2.30 %       2.38%           2.4%(3)
   Net investment income (loss)               0.58 %(5)    1.02 %        0.98 %       (0.16)%       0.39%           0.3%
Portfolio turnover                              22 %(6)      34 %          50 %          41 %        124%          40.3%



                                                                                    CLASS C
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED DECEMBER 31,
                                           6/30/02      -----------------------------------------------------------------
                                          (UNAUDITED)    2001(4)        2000          1999         1998           1997
Net asset value, beginning of period        $27.03       $31.34        $38.21        $34.44       $28.80         $27.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.07(1)      0.28(1)       0.34         (0.06)(1)     0.14           0.08(1)
   Net realized and unrealized gain (loss)   (3.70)       (4.29)        (3.41)         5.97         7.92           4.92
                                            ------       ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (3.63)       (4.01)        (3.07)         5.91         8.06           5.00
                                            ------       ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --        (0.30)        (0.35)           --        (0.17)         (0.09)
   Distributions from net realized gains        --           --         (3.45)        (2.14)       (2.25)         (3.99)
                                            ------       ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --        (0.30)        (3.80)        (2.14)       (2.42)         (4.08)
                                            ------       ------        ------        ------       ------         ------
Change in net asset value                    (3.63)       (4.31)        (6.87)         3.77         5.64           0.92
                                            ------       ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $23.40       $27.03        $31.34        $38.21       $34.44         $28.80
                                            ======       ======        ======        ======       ======         ======
Total return(2)                             (13.43)%(6)  (12.78)%       (7.79)%       17.22 %      28.07%         18.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $10,812      $15,480       $22,147       $17,852       $7,610         $5,581
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.18 %(5)    2.05 %        2.12 %        2.30 %       2.38%           2.4%(3)
   Net investment income (loss)               0.58 %(5)    1.00 %        0.99 %       (0.16)%       0.39%           0.3%
Portfolio turnover                              22 %(6)      34 %          50 %          41 %        124%          40.3%

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.50% for the period ended December 31, 1997.
(4) As required, effective January 1, 2001, the fund has adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.07 and $0.08, increase net realized and unrealized gains and losses per share by $0.07 and $0.08 and decrease the ratio of net investment income to average net assets from 1.27% to 1.02% and 1.27% to 1.00% for Classes B and C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                      -------   ------------
COMMON STOCKS--97.7%

AIR FREIGHT & COURIERS--4.0%
Expeditors International of Washington, Inc. .......  100,000   $  3,316,000
United Parcel Service, Inc. Class B ................   84,000      5,187,000
                                                                ------------
                                                                   8,503,000
                                                                ------------
APPAREL RETAIL--1.2%
AnnTaylor Stores Corp.(b) ..........................   97,500      2,475,525

BIOTECHNOLOGY--5.5%
Amgen, Inc.(b) .....................................   81,000      3,392,280
Genentech, Inc.(b) .................................   76,000      2,546,000
IDEC Pharmaceuticals Corp.(b) ......................   90,000      3,190,500
Sepracor, Inc.(b) ..................................  260,000      2,483,000
                                                                ------------
                                                                  11,611,780
                                                                ------------
BROADCASTING & CABLE TV--1.3%
Univision Communications, Inc. Class A(b) ..........   84,000      2,637,600

COMPUTER HARDWARE--1.4%
Dell Computer Corp.(b) .............................  111,000      2,901,540

CONSUMER FINANCE--4.4%
Federal Agricultural Mortgage Corp. Class C(b) .....   95,000      2,536,500
Household International, Inc. ......................   67,000      3,329,900
MBNA Corp. .........................................  101,000      3,340,070
                                                                ------------
                                                                   9,206,470
                                                                ------------
DATA PROCESSING SERVICES--3.9%
Automatic Data Processing, Inc. ....................  113,000      4,921,150
First Data Corp. ...................................   88,000      3,273,600
                                                                ------------
                                                                   8,194,750
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--4.2%
Corporate Executive Board Co. (The)(b) .............  160,000      5,480,000
NCO Group, Inc.(b) .................................  150,000      3,267,000
                                                                ------------
                                                                   8,747,000
                                                                ------------
DIVERSIFIED FINANCIAL SERVICES--12.6%
American Express Co. ...............................  192,000      6,973,440
Citigroup, Inc. ....................................   82,333      3,190,404
Freddie Mac ........................................   54,000      3,304,800
SLM Corp. ..........................................   42,000      4,069,800

                                                       SHARES       VALUE
                                                      -------   ------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
State Street Corp. .................................   88,000   $  3,933,600
Stewart (W.P.) & Co. Ltd. ..........................   42,000      1,071,840
Stilwell Financial, Inc. ...........................  225,000      4,095,000
                                                                ------------
                                                                  26,638,884
                                                                ------------
DRUG RETAIL--1.6%
Walgreen Co. .......................................   90,000      3,476,700

ENVIRONMENTAL SERVICES--1.5%
Tetra Tech, Inc.(b) ................................  220,000      3,234,000

FOOD DISTRIBUTORS--1.6%
Sysco Corp. ........................................  127,000      3,456,940

GENERAL MERCHANDISE STORES--5.5%
Costco Wholesale Corp.(b) ..........................   68,000      2,626,160
Target Corp. .......................................  108,000      4,114,800
Wal-Mart Stores, Inc. ..............................   88,000      4,840,880
                                                                ------------
                                                                  11,581,840
                                                                ------------
HEALTH CARE DISTRIBUTORS & SERVICES--2.5%
Omnicare, Inc. .....................................  200,000      5,252,000

HEALTH CARE EQUIPMENT--5.7%
Inhale Therapeutic Systems, Inc.(b) ................  200,000      1,986,000
Medtronic, Inc. ....................................  234,200     10,035,470
                                                                ------------
                                                                  12,021,470
                                                                ------------
HOME IMPROVEMENT RETAIL--2.8%
Lowe's Cos., Inc. ..................................  130,000      5,902,000

HOUSEHOLD PRODUCTS--1.9%
Colgate-Palmolive Co. ..............................   80,000      4,004,000

INTERNET SOFTWARE & SERVICES--0.4%
VeriSign, Inc.(b) ..................................  110,000        790,900

IT CONSULTING & SERVICES--2.4%
Edwards (J.D.) & Co.(b) ............................  425,000      5,163,750

MOVIES & ENTERTAINMENT--4.0%
Fox Entertainment Group, Inc. Class A(b) ...........  282,000      6,133,500
Viacom, Inc. Class B(b) ............................   50,000      2,218,500
                                                                ------------
                                                                   8,352,000
                                                                ------------

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                                                       SHARES       VALUE
                                                      -------   ------------
NETWORKING EQUIPMENT--3.2%
Black Box Corp.(b) .................................   35,000   $  1,425,550
Cisco Systems, Inc.(b) .............................  387,448      5,404,900
                                                                ------------
                                                                   6,830,450
                                                                ------------
OIL & GAS DRILLING--0.9%
Patterson-UTI Energy, Inc.(b) ......................   70,000      1,976,100

PHARMACEUTICALS--7.4%
Johnson & Johnson ..................................   73,000      3,814,980
Lilly (Eli) & Co. ..................................   24,000      1,353,600
Pfizer, Inc. .......................................  262,300      9,180,500
Pharmacia Corp. ....................................   34,000      1,273,300
                                                                ------------
                                                                  15,622,380
                                                                ------------
RESTAURANTS--1.6%
Buca, Inc.(b) ......................................   90,000      1,714,500
Cheesecake Factory, Inc. (The)(b) ..................   45,000      1,596,600
                                                                ------------
                                                                   3,311,100
                                                                ------------
SEMICONDUCTOR EQUIPMENT--0.9%
Axcelis Technologies, Inc.(b) ......................  105,000      1,186,500
Cymer, Inc.(b) .....................................   20,000        700,800
                                                                ------------
                                                                   1,887,300
                                                                ------------
SEMICONDUCTORS--7.1%
Integrated Circuit Systems, Inc.(b) ................  175,000      3,533,250
Intel Corp. ........................................  213,600      3,902,472
Intersil Corp. Class A(b) ..........................  100,000      2,138,000
Texas Instruments, Inc. ............................  179,400      4,251,780
Xilinx, Inc.(b) ....................................   49,000      1,099,070
                                                                ------------
                                                                  14,924,572
                                                                ------------
SOFT DRINKS--1.9%
PepsiCo, Inc. ......................................   82,000      3,952,400

SPECIALTY STORES--2.1%
Advance Auto Parts, Inc.(b) ........................   30,000      1,635,300
MarineMax, Inc.(b) .................................   87,000      1,126,650
Tiffany & Co. ......................................   45,000      1,584,000
                                                                ------------
                                                                   4,345,950
                                                                ------------

                                                       SHARES       VALUE
                                                      -------   ------------
SYSTEMS SOFTWARE--2.4%
Microsoft Corp.(b) .................................   53,000   $  2,899,100
Oracle Corp.(b) ....................................  235,000      2,225,450
VERITAS Software Corp.(b) ..........................    1,500         29,685
                                                                ------------
                                                                   5,154,235
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT--1.1%
Advanced Fibre Communications, Inc.(b) .............  140,000      2,315,600

TRUCKING--0.7%
Pacer International, Inc.(b) .......................   81,060      1,397,474

----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $195,093,999)                                   205,869,710
----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.7%
(IDENTIFIED COST $195,093,999)                                   205,869,710(a)

Other assets and liabilities, net--2.3%                            4,888,716
                                                                ------------
NET ASSETS--100.0%                                              $210,758,426
                                                                ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $36,999,538 and gross depreciation of $26,335,257 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $195,205,429.
(b) Non income producing.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $195,093,999)                           $205,869,710
Cash                                                           3,832,039
Receivables
   Investment securities sold                                  2,129,094
   Dividends and interest                                         66,945
   Fund shares sold                                               23,868
   Receivable from adviser                                         3,039
                                                            ------------
     Total assets                                            211,924,695
                                                            ------------
LIABILITIES
Payables
   Fund shares repurchased                                       753,826
   Investment advisory fee                                       148,492
   Transfer agent fee                                            131,166
   Distribution fee                                               68,478
   Financial agent fee                                            18,860
   Trustees' fee                                                      18
Accrued expenses                                                  45,429
                                                            ------------
     Total liabilities                                         1,166,269
                                                            ------------
NET ASSETS                                                  $210,758,426
                                                            ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $246,933,526
Accumulated net investment loss                               (1,166,033)
Accumulated net realized loss                                (45,784,778)
Net unrealized appreciation                                   10,775,711
                                                            ------------
NET ASSETS                                                  $210,758,426
                                                            ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $174,771,414)          15,124,277
Net asset value per share                                         $11.56
Offering price per share $11.56/(1-5.75%)                         $12.27

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $20,371,722)            1,955,694
Net asset value and offering price per share                      $10.42

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,615,290)            1,499,080
Net asset value and offering price per share                      $10.42

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                       $    770,427
Interest                                                                             105,594
                                                                                ------------
     Total investment income                                                         876,021
                                                                                ------------
EXPENSES
Investment advisory fee                                                            1,060,733
Distribution fee, Class A                                                            265,663
Distribution fee, Class B                                                            132,600
Distribution fee, Class C                                                             99,668
Financial agent fee                                                                  117,947
Transfer agent                                                                       276,764
Printing                                                                              26,924
Registration                                                                          18,240
Professional                                                                          17,707
Trustees                                                                              10,009
Custodian                                                                             11,433
Miscellaneous                                                                          4,366
                                                                                ------------
     Total expenses                                                                2,042,054
                                                                                ------------
NET INVESTMENT LOSS                                                               (1,166,033)
                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                                     (831,783)
Net change in unrealized appreciation (depreciation) on  investments             (48,765,997)
                                                                                ------------
NET LOSS ON INVESTMENTS                                                          (49,597,780)
                                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   $(50,763,813)
                                                                                ============

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                    Ended
                                                                                   6/30/02           Year Ended
                                                                                 (Unaudited)          12/31/01
                                                                                 ------------      -------------
FROM OPERATIONS
   Net investment income (loss)                                                  $ (1,166,033)     $  (2,914,379)
   Net realized gain (loss)                                                          (831,783)       (43,008,576)
   Net change in unrealized appreciation (depreciation)                           (48,765,997)      (117,674,198)
                                                                                 ------------      -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    (50,763,813)      (163,597,153)
                                                                                 ------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                  --           (297,782)
   Net realized short-term gains, Class B                                                  --            (45,034)
   Net realized short-term gains, Class C                                                  --            (30,957)
   Net realized long-term gains, Class A                                                   --           (727,298)
   Net realized long-term gains, Class B                                                   --           (109,997)
   Net realized long-term gains, Class C                                                   --            (75,802)
                                                                                 ------------      -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               --         (1,286,870)
                                                                                 ------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (300,471 and 1,004,314 shares, respectively)       4,057,528         16,121,581
   Net asset value of shares issued from reinvestment of distributions
     (0 and 65,977 shares, respectively)                                                   --            992,840
   Cost of shares repurchased (2,214,181 and 4,856,640 shares, respectively)      (29,404,346)       (74,173,121)
                                                                                 ------------      -------------
Total                                                                             (25,346,818)       (57,128,700)
                                                                                 ------------      -------------
CLASS B
   Proceeds from sales of shares (54,743 and 355,288 shares, respectively)            660,910          5,145,438
   Net asset value of shares issued from reinvestment of distributions
     (0 and 11,216 shares, respectively)                                                   --            142,443
   Cost of shares repurchased (573,614 and 1,414,906 shares, respectively)         (6,856,004)       (20,106,476)
                                                                                 ------------      -------------
Total                                                                              (6,195,094)       (14,818,595)
                                                                                 ------------      -------------
CLASS C
   Proceeds from sales of shares (45,865 and 277,371 shares, respectively)            564,109          3,934,054
   Net asset value of shares issued from reinvestment of distributions
     (0 and 7,564 shares, respectively)                                                    --             96,139
   Cost of shares repurchased (336,183 and 715,257 shares, respectively)           (3,973,489)        (9,986,832)
                                                                                 ------------      -------------
Total                                                                              (3,409,380)        (5,956,639)
                                                                                 ------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                  (34,951,292)       (77,903,934)
                                                                                 ------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (85,715,105)      (242,787,957)

NET ASSETS
   Beginning of period                                                            296,473,531        539,261,488
                                                                                 ------------      -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
     ($1,166,033) AND $0, RESPECTIVELY]                                          $210,758,426      $ 296,473,531
                                                                                 ============      =============

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/02      ----------------------------------------------------------------
                                          (UNAUDITED)     2001          2000          1999         1998           1997
Net asset value, beginning of period        $14.19       $20.69        $33.24        $26.82       $20.43         $21.94
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.05)       (0.10)        (0.27)        (0.31)       (0.16)         (0.16)
   Net realized and unrealized gain (loss)   (2.58)       (6.34)        (9.00)        13.48         7.76           3.51
                                            ------       ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (2.63)       (6.44)        (9.27)        13.17         7.60           3.35
                                            ------       ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --        (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                            ------       ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --        (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                            ------       ------        ------        ------       ------         ------
Change in net asset value                    (2.63)       (6.50)       (12.55)         6.42         6.39          (1.51)
                                            ------       ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $11.56       $14.19        $20.69        $33.24       $26.82         $20.43
                                            ======       ======        ======        ======       ======         ======
Total return(2)                             (18.53)%(5)  (31.12)%      (27.50)%       49.74 %      37.41 %        16.04 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $174,771     $241,736      $430,884      $621,386     $441,146       $383,481

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.44 %(4)    1.40 %        1.32 %        1.54 %       1.58 %          1.6 %(3)
   Net investment income (loss)              (0.77)%(4)   (0.64)%       (0.86)%       (1.04)%      (0.72)%         (0.7)%
Portfolio turnover                              56 %(5)      53 %          59 %          56 %        119 %         70.6 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% for the period ended December 31, 1997.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS B
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/02      ----------------------------------------------------------------
                                          (UNAUDITED)     2001          2000          1999         1998           1997
Net asset value, beginning of period        $12.84       $18.87        $30.97        $25.49       $19.61         $21.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.09)       (0.20)        (0.47)        (0.51)       (0.32)         (0.34)
   Net realized and unrealized gain (loss)   (2.33)       (5.77)        (8.35)        12.74         7.41           3.41
                                            ------       ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (2.42)       (5.97)        (8.82)        12.23         7.09           3.07
                                            ------       ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --        (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                            ------       ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --        (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                            ------       ------        ------        ------       ------         ------
Change in net asset value                    (2.42)       (6.03)       (12.10)         5.48         5.88          (1.79)
                                            ------       ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $10.42       $12.84        $18.87        $30.97       $25.49         $19.61
                                            ======       ======        ======        ======       ======         ======
Total return(2)                             (18.85)%(5)  (31.63)%      (28.07)%       48.64 %      36.38 %        15.13 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $20,372      $31,767       $66,488      $106,372      $65,986        $54,267

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.19 %(4)    2.15 %        2.07 %        2.29 %       2.33 %          2.4 %(3)
   Net investment income (loss)              (1.51)%(4)   (1.39)%       (1.61)%       (1.78)%      (1.47)%         (1.5)%
Portfolio turnover                              56 %(5)      53 %          59 %          56 %        119 %         70.6 %



                                                                             CLASS C
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/02      ----------------------------------------------------------------
                                          (UNAUDITED)     2001          2000          1999         1998           1997
Net asset value, beginning of period        $12.84       $18.87        $30.97        $25.49       $19.61         $21.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.09)       (0.20)        (0.47)        (0.51)       (0.32)         (0.34)
   Net realized and unrealized gain (loss)   (2.33)       (5.77)        (8.35)        12.74         7.41           3.41
                                            ------       ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (2.42)       (5.97)        (8.82)        12.23         7.09           3.07
                                            ------       ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --        (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                            ------       ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --        (0.06)        (3.28)        (6.75)       (1.21)         (4.86)
                                            ------       ------        ------        ------       ------         ------
Change in net asset value                    (2.42)       (6.03)       (12.10)         5.48         5.88          (1.79)
                                            ------       ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $10.42       $12.84        $18.87        $30.97       $25.49         $19.61
                                            ======       ======        ======        ======       ======         ======
Total return(2)                            ((18.85)%(5)  (31.63)%      (28.07)%       48.64 %      36.38 %        15.13 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $15,615      $22,971       $41,889       $56,699      $34,580        $29,222

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.19 %(4)    2.15 %        2.07 %        2.29 %       2.33 %          2.4 %(3)
   Net investment income (loss)              (1.51)%(4)   (1.39)%       (1.61)%       (1.78)%      (1.47)%         (1.5)%
Portfolio turnover                              56 %(5)      53 %          59 %          56 %        119 %         70.6 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.40% for the period ended December 31, 1997.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                     --------   -------------
COMMON STOCKS--92.8%

AIR FREIGHT & COURIERS--4.4%
United Parcel Service, Inc. Class B ................   97,000   $  5,989,750

BIOTECHNOLOGY--5.4%
Amgen, Inc.(b) .....................................   89,000      3,727,320
Genentech, Inc.(b) .................................   77,000      2,579,500
IDEC Pharmaceuticals Corp.(b) ......................   29,000      1,028,050
                                                                ------------
                                                                   7,334,870
                                                                ------------
BROADCASTING & CABLE TV--2.2%
Univision Communications, Inc. Class A(b) ..........   93,000      2,920,200

DATA PROCESSING SERVICES--6.1%
Automatic Data Processing, Inc. ....................   69,000      3,004,950
Concord EFS, Inc.(b) ...............................   58,000      1,748,120
First Data Corp. ...................................   94,000      3,496,800
                                                                ------------
                                                                   8,249,870
                                                                ------------
DIVERSIFIED FINANCIAL SERVICES--12.3%
American Express Co. ...............................  164,000      5,956,480
Citigroup, Inc. ....................................   34,000      1,317,500
Freddie Mac ........................................   66,000      4,039,200
SLM Corp. ..........................................   45,000      4,360,500
Stilwell Financial, Inc. ...........................   58,000      1,055,600
                                                                ------------
                                                                  16,729,280
                                                                ------------
DRUG RETAIL--3.2%
Walgreen Co. .......................................  114,000      4,403,820

GENERAL MERCHANDISE STORES--8.2%
Costco Wholesale Corp.(b) ..........................  110,000      4,248,200
Target Corp. .......................................   77,000      2,933,700
Wal-Mart Stores, Inc. ..............................   71,000      3,905,710
                                                                ------------
                                                                  11,087,610
                                                                ------------
HEALTH CARE EQUIPMENT--6.5%
Medtronic, Inc. ....................................  205,600      8,809,960

HOME IMPROVEMENT RETAIL--5.0%
Lowe's Cos., Inc. ..................................  148,000      6,719,200


INTERNET SOFTWARE & SERVICES--1.3%
BEA Systems, Inc.(b) ...............................  192,000      1,825,920

                                                      SHARES         VALUE
                                                     --------   -------------
MOVIES & ENTERTAINMENT--5.8%
Fox Entertainment Group, Inc. Class A(b) ...........  169,000   $  3,675,750
Viacom, Inc. Class B(b) ............................   93,000      4,126,410
                                                                ------------
                                                                   7,802,160
                                                                ------------
NETWORKING EQUIPMENT--5.2%
Brocade Communications Systems, Inc.(b) ............   50,620        884,837
Cisco Systems, Inc.(b) .............................  439,748      6,134,485
                                                                ------------
                                                                   7,019,322
                                                                ------------
PHARMACEUTICALS--12.8%
Lilly (Eli) & Co. ..................................   47,000      2,650,800
Pfizer, Inc. .......................................  260,600      9,121,000
Pharmacia Corp. ....................................   38,070      1,425,722
Wyeth ..............................................   81,000      4,147,200
                                                                ------------
                                                                  17,344,722
                                                                ------------
SEMICONDUCTOR EQUIPMENT--1.4%
Applied Materials, Inc.(b) .........................  100,000      1,902,000

SEMICONDUCTORS--9.1%
Analog Devices, Inc.(b) ............................   73,000      2,168,100
Intel Corp. ........................................   67,000      1,224,090
Maxim Integrated Products, Inc.(b) .................   35,000      1,341,550
Texas Instruments, Inc. ............................  265,000      6,280,500
Xilinx, Inc.(b) ....................................   57,000      1,278,510
                                                                ------------
                                                                  12,292,750
                                                                ------------
SYSTEMS SOFTWARE--3.9%
Oracle Corp.(b) ....................................  426,000      4,034,220
VERITAS Software Corp.(b) ..........................   61,500      1,217,085
                                                                ------------
                                                                   5,251,305
                                                                ------------
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $128,149,002)                                   125,682,739
----------------------------------------------------------------------------
TOTAL INVESTMENTS--92.8%
(IDENTIFIED COST $128,149,002)                                   125,682,739(a)

Other assets and liabilities, net--7.2%                            9,780,934

                                                                ------------
NET ASSETS--100.0%                                              $135,463,673
                                                                ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $30,011,682 and gross depreciation of $32,477,945 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $128,149,002.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $128,149,002)                           $125,682,739
Cash                                                           8,901,198
Receivables
   Investment securities sold                                  1,358,938
   Fund shares sold                                               49,301
   Receivable from financial agent                                38,639
   Dividends and interest                                         21,117
   Receivable from adviser                                         3,210
                                                            ------------
     Total assets                                            136,055,142
                                                            ------------
LIABILITIES
Payables
   Fund shares repurchased                                       263,244
   Transfer agent fee                                            123,372
   Investment advisory fee                                        98,271
   Distribution fee                                               57,677
   Printing fee                                                   30,654
   Trustees' fee                                                      18
Accrued expenses                                                  18,233
                                                            ------------
     Total liabilities                                           591,469
                                                            ------------
NET ASSETS                                                  $135,463,673
                                                            ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $221,742,408
Accumulated net investment loss                               (1,056,564)
Accumulated net realized loss                                (82,755,908)
Net unrealized depreciation                                   (2,466,263)
                                                            ------------
NET ASSETS                                                  $135,463,673
                                                            ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $92,187,287)            6,206,588
Net asset value per share                                         $14.85
Offering price per share $14.85/(1-5.75%)                         $15.76

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $28,401,877)            2,087,737
Net asset value and offering price per share                      $13.60

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,874,509)            1,093,505
Net asset value and offering price per share                      $13.60

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                  $    452,019
Interest                                                         49,843
                                                           ------------
     Total investment income                                    501,862
                                                           ------------
EXPENSES
Investment advisory fee                                         724,629
Distribution fee, Class A                                       146,665
Distribution fee, Class B                                       190,020
Distribution fee, Class C                                        98,114
Financial agent fee                                              92,894
Transfer agent                                                  280,141
Printing                                                         26,112
Registration                                                     18,658
Professional                                                     14,277
Trustees                                                         10,009
Custodian                                                         5,839
Miscellaneous                                                     4,057
                                                           ------------
     Total expenses                                           1,611,415
     Less expenses borne by financial agent                     (52,989)
                                                           ------------
     Net expenses                                             1,558,426
                                                           ------------
NET INVESTMENT LOSS                                          (1,056,564)
                                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                             (40,793,061)
Net change in unrealized appreciation (depreciation) on
   investments                                               (3,682,326)
                                                           ------------
NET LOSS ON INVESTMENTS                                     (44,475,387)
                                                           ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $(45,531,951)
                                                           ============

                        See Notes to Financial Statements

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Six Months
                                                                                    Ended
                                                                                   6/30/02           Year Ended
                                                                                 (Unaudited)          12/31/01
                                                                                 ------------      -------------
FROM OPERATIONS
   Net investment income (loss)                                                  $ (1,056,564)     $  (3,507,130)
   Net realized gain (loss)                                                       (40,793,061)       (41,338,344)
   Net change in unrealized appreciation (depreciation)                            (3,682,326)      (105,862,162)
                                                                                 ------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (45,531,951)      (150,707,636)
                                                                                 ------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                  --           (930,593)
   Net realized short-term gains, Class B                                                  --           (343,336)
   Net realized short-term gains, Class C                                                  --           (174,837)
   Net realized long-term gains, Class A                                                   --             (1,873)
   Net realized long-term gains, Class B                                                   --             (1,102)
                                                                                 ------------      -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               --         (1,451,741)
                                                                                 ------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (353,740 and 1,083,246 shares, respectively)       6,349,793         24,916,664
   Net asset value of shares issued from reinvestment of distributions
     (0 and 45,071 shares, respectively)                                                   --            863,738
   Cost of shares repurchased (1,162,975 and 2,438,946 shares, respectively)      (20,275,166)       (52,002,502)
                                                                                 ------------      -------------
Total                                                                             (13,925,373)       (26,222,100)
                                                                                 ------------      -------------
CLASS B
   Proceeds from sales of shares (46,887 and 243,923 shares, respectively)            772,418          5,309,292
   Net asset value of shares issued from reinvestment of distributions
     (0 and 17,595 shares, respectively)                                                   --            310,291
   Cost of shares repurchased (561,366 and 1,299,791 shares, respectively)         (9,049,321)       (26,920,022)
                                                                                 ------------      -------------
Total                                                                              (8,276,903)       (21,300,439)
                                                                                 ------------      -------------
CLASS C
Proceeds from sales of shares (31,059 and 145,609 shares, respectively)               521,079          3,166,798
   Net asset value of shares issued from reinvestment of distributions
     (0 and 8,768 shares, respectively)                                                    --            154,431
   Cost of shares repurchased (249,836 and 745,684 shares, respectively)           (4,017,130)       (15,737,732)
                                                                                 ------------      -------------
Total                                                                              (3,496,051)       (12,416,503)
                                                                                 ------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                  (25,698,327)       (59,939,042)
                                                                                 ------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (71,230,278)      (212,098,419)

NET ASSETS
   Beginning of period                                                            206,693,951        418,792,370
                                                                                 ------------      -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
     ($1,056,564) AND $0, RESPECTIVELY]                                          $135,463,673      $ 206,693,951
                                                                                 ============      =============

                        See Notes to Financial Statements

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                            6/30/02           ------------------------------------------------------------------
                                          (UNAUDITED)          2001         2000           1999         1998           1997
Net asset value, beginning of period        $19.47            $31.10       $46.16         $38.80       $29.21         $26.50
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.08)            (0.23)       (0.44)         (0.41)       (0.20)         (0.20)
   Net realized and unrealized gain (loss)   (4.54)           (11.27)       (8.64)         12.92        10.45           5.23
                                            ------            ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (4.62)           (11.50)       (9.08)         12.51        10.25           5.03
                                            ------            ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --             (0.13)       (5.98)         (5.15)       (0.66)         (2.32)
                                            ------            ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --             (0.13)       (5.98)         (5.15)       (0.66)         (2.32)
                                            ------            ------       ------         ------       ------         ------
Change in net asset value                    (4.62)           (11.63)      (15.06)          7.36         9.59           2.71
                                            ------            ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $14.85            $19.47       $31.10         $46.16       $38.80         $29.21
                                            ======            ======       ======         ======       ======         ======
Total return(2)                             (23.73)%(5)       (36.97)%     (18.75)%        32.47 %      35.13 %        19.23 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $92,187          $136,618     $258,962       $321,299     $235,065       $176,378

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.53 %(3)(4)      1.47 %       1.40 %         1.58 %       1.60 %          1.6 %(3)
   Net investment income (loss)              (0.96)%(4)        (1.00)%      (0.98)%        (0.97)%      (0.61)%         (0.7)%
Portfolio turnover                              35 %(5)           40 %         88 %           43 %         92 %         68.8 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.60% for the periods ended June 30, 2002 and December 31, 1997, respectfully.
(4) Annualized
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                            6/30/02           ------------------------------------------------------------------
                                          (UNAUDITED)          2001         2000           1999         1998           1997
Net asset value, beginning of period        $17.90            $28.83       $43.68         $37.21       $28.24         $25.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.14)            (0.37)       (0.74)         (0.70)       (0.43)         (0.42)
   Net realized and unrealized gain (loss)   (4.16)           (10.43)       (8.13)         12.32        10.06           5.10
                                            ------            ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (4.30)           (10.80)       (8.87)         11.62         9.63           4.68
                                            ------            ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --             (0.13)       (5.98)         (5.15)       (0.66)         (2.32)
                                            ------            ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --             (0.13)       (5.98)         (5.15)       (0.66)         (2.32)
                                            ------            ------       ------         ------       ------         ------
Change in net asset value                    (4.30)           (10.93)      (14.85)          6.47         8.97           2.36
                                            ------            ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $13.60            $17.90       $28.83         $43.68       $37.21         $28.24
                                            ======            ======       ======         ======       ======         ======
Total return(2)                             (23.97)%(5)       (37.45)%     (19.34)%        31.47 %      34.14 %        18.33 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $28,402           $46,586     $104,964       $138,626      $96,983        $68,051

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.28 %(3)(4)      2.22 %       2.15 %         2.33 %       2.35 %          2.4 %(3)
   Net investment income (loss)              (1.71)%(4)        (1.75)%      (1.73)%        (1.72)%      (1.35)%         (1.4)%

Portfolio turnover                              35 %(5)           40 %         88 %           43 %         92 %         68.8 %

                                                                                CLASS C
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                            6/30/02           ------------------------------------------------------------------
                                          (UNAUDITED)          2001         2000           1999         1998           1997
Net asset value, beginning of period        $17.90            $28.82       $43.68         $37.21       $28.24         $25.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.14)            (0.37)       (0.74)         (0.70)       (0.43)         (0.42)
   Net realized and unrealized gain (loss)   (4.16)           (10.42)       (8.14)         12.32        10.06           5.10
                                            ------            ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (4.30)           (10.79)       (8.88)         11.62         9.63           4.68
                                            ------            ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --             (0.13)       (5.98)         (5.15)       (0.66)         (2.32)
                                            ------            ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --             (0.13)       (5.98)         (5.15)       (0.66)         (2.32)
                                            ------            ------       ------         ------       ------         ------
Change in net asset value                    (4.30)           (10.92)      (14.86)          6.47         8.97           2.36
                                            ------            ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $13.60            $17.90       $28.82         $43.68       $37.21         $28.24
                                            ======            ======       ======         ======       ======         ======
   Total return(2)                          (24.02)%(5)       (37.43)%     (19.37)%        31.47 %      34.14 %        18.33 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $14,875           $23,490      $54,867        $70,875      $48,401        $39,773

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        (2.28)%(3)(4)      2.22 %       2.15 %         2.33 %       2.35 %          2.4 %(3)
   Net investment income (loss)             ((1.71)%(4)        (1.75)%      (1.73)%        (1.72)%      (1.35)%         (1.4)%
Portfolio turnover                             (35)%(5)           40 %         88 %           43 %         92 %         68.8 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.34% and 2.40% for the periods ended June 30, 2002 and December 31, 1997.
(4) Annualized.
(5) Not annualized.

        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                          INVESTMENTS AT JUNE 30, 2002
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                      -------   ------------
COMMON STOCKS--95.5%

ADVERTISING--0.3%
DoubleClick, Inc.(b) ...............................  132,000   $    979,440

AEROSPACE & DEFENSE--0.7%
United Defense Industries, Inc.(b) .................   87,270      2,007,210

AIR FREIGHT & COURIERS--1.7%
Expeditors International of Washington, Inc. .......  160,000      5,305,600

ALTERNATIVE CARRIERS--0.8%
Commonwealth Telephone Enterprises, Inc.(b) ........   60,625      2,439,550

APPAREL RETAIL--2.5%
AnnTaylor Stores Corp.(b) ..........................  189,000      4,798,710
Charlotte Russe Holding, Inc.(b) ...................  127,000      2,835,910
                                                                ------------
                                                                   7,634,620
                                                                ------------
APPLICATION SOFTWARE--1.1%
OPNET Technologies, Inc.(b) ........................  169,585      1,519,482
Verisity Ltd.(b) ...................................  102,750      1,781,685
                                                                ------------
                                                                   3,301,167
                                                                ------------
BANKS--0.6%
Investors Financial Services Corp. .................   58,000      1,945,320

BIOTECHNOLOGY--10.5%
Abgenix, Inc.(b) ...................................  182,000      1,783,600
Affymetrix, Inc.(b) ................................  122,200      2,931,578
CuraGen Corp.(b) ...................................  101,250        557,887
CV Therapeutics, Inc.(b) ...........................   14,700        273,714
ICOS Corp.(b) ......................................   50,000        848,000
IDEC Pharmaceuticals Corp.(b) ......................  270,000      9,571,500
ImmunoGen, Inc.(b) .................................  138,200        371,758
InterMune, Inc.(b) .................................   29,100        614,010
Medicines Co. (The)(b) .............................  263,000      3,242,790
MedImmune, Inc.(b) .................................   84,266      2,224,622
Myriad Genetics, Inc.(b) ...........................   40,000        813,600
NPS Pharmaceuticals, Inc.(b) .......................  168,300      2,578,356
Sepracor, Inc.(b) ..................................  457,000      4,364,350
Tanox, Inc.(b) .....................................  219,685      2,379,189
                                                                ------------
                                                                  32,554,954
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--0.9%
Good Guys, Inc.(b) .................................  826,700      2,918,251

                                                      SHARES        VALUE
                                                      -------   ------------
COMPUTER STORAGE & PERIPHERALS--0.0%
Procom Technology, Inc.(b) .........................  106,350   $     56,365

CONSUMER FINANCE--2.9%
Federal Agricultural Mortgage Corp. Class C(b) .....  258,000      6,888,600
Metris Cos., Inc. ..................................  268,100      2,227,911
                                                                ------------
                                                                   9,116,511
                                                                ------------
DIVERSIFIED COMMERCIAL SERVICES--5.4%
Corporate Executive Board Co. (The)(b) .............  354,000     12,124,500
NCO Group, Inc.(b) .................................  217,000      4,726,260
                                                                ------------
                                                                  16,850,760
                                                                ------------
DIVERSIFIED FINANCIAL SERVICES--8.4%
Gabelli Asset Management, Inc. Class A(b) ..........  329,500     12,026,750
Stewart (W.P.) & Co. Ltd. ..........................  242,955      6,200,212
Stilwell Financial, Inc. ...........................  435,000      7,917,000
                                                                ------------
                                                                  26,143,962
                                                                ------------
DRUG RETAIL--1.5%
Duane Reade, Inc.(b) ...............................  139,250      4,741,462

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
SeaChange International, Inc.(b) ...................   77,600        681,328

EMPLOYMENT SERVICES--0.3%
Medical Staffing Network Holdings, Inc.(b) .........   39,550        968,975

ENVIRONMENTAL SERVICES--1.6%
Tetra Tech, Inc.(b) ................................  331,250      4,869,375

FOOD RETAIL--2.8%
Smart & Final, Inc.(b) .............................   68,831        536,882
Whole Foods Market, Inc.(b) ........................  170,500      8,221,510
                                                                ------------
                                                                   8,758,392
                                                                ------------
HEALTH CARE DISTRIBUTORS & SERVICES--4.3%
Advisory Board Co. (The)(b) ........................   57,960      2,100,470
Apria Healthcare Group, Inc.(b) ....................  130,300      2,918,720
Omnicare, Inc. .....................................  321,000      8,429,460
                                                                ------------
                                                                  13,448,650
                                                                ------------

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                                                      SHARES        VALUE
                                                      -------   ------------
HEALTH CARE EQUIPMENT--2.1%
Inhale Therapeutic Systems, Inc.(b) ................  489,600   $  4,861,728
SonoSite, Inc.(b) ..................................  121,250      1,749,638
                                                                ------------
                                                                   6,611,366
                                                                ------------
HEALTH CARE SUPPLIES--0.7%
Edwards Lifesciences Corp.(b) ......................   90,000      2,088,000

INTERNET SOFTWARE & SERVICES--4.9%
BEA Systems, Inc.(b) ...............................  495,000      4,707,450
Overture Services, Inc.(b) .........................  360,000      8,992,800
VeriSign, Inc.(b) ..................................  225,000      1,617,750
                                                                ------------
                                                                  15,318,000
                                                                ------------
IT CONSULTING & SERVICES--5.2%
Edwards (J.D.) & Co.(b) ............................  513,600      6,240,240
ManTech International Corp.(b) .....................  241,750      5,799,582
SRA International, Inc. Class A(b) .................   71,825      1,937,839
Veridian Corp.(b) ..................................   88,000      1,997,600
                                                                ------------
                                                                  15,975,261
                                                                ------------
NETWORKING EQUIPMENT--2.2%
Black Box Corp.(b) .................................  100,000      4,073,000
Finisar Corp.(b) ...................................  156,000        369,720
McDATA Corp. Class A(b) ............................  199,000      1,753,190
McDATA Corp. Class B(b) ............................   75,000        667,500
                                                                ------------
                                                                   6,863,410
                                                                ------------
OIL & GAS DRILLING--1.1%
Grey Wolf, Inc.(b) .................................  852,000      3,484,680

OIL & GAS EXPLORATION & PRODUCTION--6.1%
ATP Oil & Gas Corp.(b) .............................  554,700      1,680,741
Energy Exploration Technologies, Inc.(b) ...........  318,800        159,400
Evergreen Resources, Inc.(b) .......................  131,500      5,588,750
Forest Oil Corp.(b) ................................  122,500      3,482,675
Houston Exploration Co. (The)(b) ...................  133,000      3,857,000
Ultra Petroleum Corp.(b) ...........................  523,000      3,969,570
                                                                ------------
                                                                  18,738,136
                                                                ------------
RESTAURANTS--6.3%
Buca, Inc.(b) ......................................  329,300      6,273,165
California Pizza Kitchen, Inc.(b) ..................   83,500      2,070,800
Cheesecake Factory, Inc. (The)(b) ..................  316,000     11,211,680
                                                                ------------
                                                                  19,555,645
                                                                ------------
SEMICONDUCTOR EQUIPMENT--6.0%
Axcelis Technologies, Inc.(b) ......................  403,000      4,553,900
Cymer, Inc.(b) .....................................  187,000      6,552,480

                                                      SHARES        VALUE
                                                      -------   ------------
SEMICONDUCTOR EQUIPMENT--CONTINUED
Photronics, Inc.(b) ................................   72,000   $  1,363,680
Rudolph Technologies, Inc.(b) ......................  246,000      6,132,780
                                                                ------------
                                                                  18,602,840
                                                                ------------
SEMICONDUCTORS--5.6%
Applied Micro Circuits Corp.(b) ....................  552,850      2,614,981
Integrated Circuit Systems, Inc.(b) ................  278,000      5,612,820
Intersil Corp. Class A(b) ..........................  111,166      2,376,729
Micrel, Inc.(b) ....................................  332,000      4,774,160
Silicon Storage Technology, Inc.(b) ................  253,000      1,973,400
                                                                ------------
                                                                  17,352,090
                                                                ------------
SPECIALTY STORES--4.7%
Advance Auto Parts, Inc.(b) ........................   37,750      2,057,753
Cost Plus, Inc.(b) .................................  329,700     10,042,332
MarineMax, Inc.(b) .................................  202,000      2,615,900
                                                                ------------
                                                                  14,715,985
                                                                ------------
SYSTEMS SOFTWARE--0.5%
NYFIX, Inc.(b) .....................................  166,400      1,414,400

TELECOMMUNICATIONS EQUIPMENT--1.5%
Advanced Fibre Communications, Inc.(b) .............  274,000      4,531,960

TRADING COMPANIES & DISTRIBUTORS--1.2%
Fastenal Co. .......................................   92,000      3,542,920

TRUCKING--0.9%
Pacer International, Inc.(b) .......................  167,200      2,882,528

----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $307,981,956)                                   296,399,113
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.7%

APPLICATION SOFTWARE--1.1%
Precise Software Solutions Ltd. (Israel)(b) ........  351,390      3,355,774

OIL & GAS DRILLING--0.6%
Precision Drilling Corp. (Canada)(b) ...............   56,000      1,945,440

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,173,784)                                      5,301,214
----------------------------------------------------------------------------

PREFERRED STOCKS--0.2%

TELECOMMUNICATIONS EQUIPMENT--0.2%
Metro Optix, Inc. Series B Pfd.(b)(c)(e) ...........  176,766        604,540

----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,749,983)                                         604,540
----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   -----    ------------
CONVERTIBLE BONDS--0.0%

TELECOMMUNICATIONS EQUIPMENT--0.0%
Kestrel Solutions, Inc. Cv. 144A 5.50%,
7/15/05(d)(e)                                   NR    $ 1,000   $     90,000
----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $1,000,000)                                          90,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.4%
(IDENTIFIED COST $320,905,723)                                   302,394,867(a)

Other assets and liabilities, net--2.6%                            8,150,273
                                                                ------------
NET ASSETS--100.0%                                              $310,545,140
                                                                ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $67,800,909 and gross depreciation of $90,101,067 for federal income tax purposes. At June 30, 2002, the aggregate cost of securities for federal income tax purposes was $324,695,025.
(b) Non-income producing.
(c) Private placement. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2002, these securities, which are included in illiquid securities below, amounted to $604,540 or 0.2% of net assets.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, these securities amounted to a value of $90,000 or 0.0% of net assets.
(e) Illiquid. At June 30, 2002, these securities amounted to a value of $694,540 or 0.2% of net assets.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $320,905,723)                           $302,394,867
Cash                                                           7,177,344
Receivables
   Investment securities sold                                  2,750,190
   Fund shares sold                                              149,113
   Receivable from financial agent                                40,302
   Interest                                                       35,425
   Receivable from adviser                                           691
                                                            ------------
     Total assets                                            312,547,932
                                                            ------------
LIABILITIES
Payables
   Fund shares repurchased                                     1,225,132
   Transfer agent fee                                            301,263
   Investment advisory fee                                       239,665
   Distribution fee                                              146,948
   Trustees' fee                                                      18
Accrued expenses                                                  89,766
                                                            ------------
     Total liabilities                                         2,002,792
                                                            ------------
NET ASSETS                                                  $310,545,140
                                                            ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $527,248,984
Accumulated net investment loss                               (3,261,961)
Accumulated net realized loss                               (194,931,027)
Net unrealized depreciation                                  (18,510,856)
                                                            ------------
NET ASSETS                                                  $310,545,140
                                                            ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $181,999,573)           9,192,266
Net asset value per share                                         $19.80
Offering price per share $19.80/(1-5.75%)                         $21.01

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $88,968,063)            4,697,651
Net asset value and offering price per share                      $18.94

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $39,577,504)            2,091,149
Net asset value and offering price per share                      $18.93



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                   $     290,635
Dividends                                                        106,588
                                                           -------------
     Total investment income                                     397,223
                                                           -------------
EXPENSES
Investment advisory fee                                        1,770,720
Distribution fee, Class A                                        284,072
Distribution fee, Class B                                        554,830
Distribution fee, Class C                                        248,801
Financial agent fee                                              148,480
Transfer agent                                                   814,982
Printing                                                          65,069
Registration                                                      28,515
Custodian                                                         18,013
Professional                                                      17,491
Trustees                                                          10,009
Miscellaneous                                                      4,979
                                                           -------------
     Total expenses                                            3,965,961
     Less expenses borne by financial agent                     (306,777)
                                                           -------------
     Net expenses                                              3,659,184
                                                           -------------
NET INVESTMENT LOSS                                           (3,261,961)
                                                           -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                              (56,004,136)
Net change in unrealized appreciation (depreciation) on
   investments                                               (53,782,271)
                                                           -------------
NET LOSS ON INVESTMENTS                                     (109,786,407)
                                                           -------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $(113,048,368)
                                                           =============

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months
                                                                                        Ended
                                                                                       6/30/02          Year Ended
                                                                                     (Unaudited)         12/31/01
                                                                                    -------------     -------------
FROM OPERATIONS
   Net investment income (loss)                                                     $  (3,261,961)    $  (6,249,036)
   Net realized gain (loss)                                                           (56,004,136)     (114,255,796)
   Net change in unrealized appreciation (depreciation)                               (53,782,271)      (40,702,627)
                                                                                    -------------     -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (113,048,368)     (161,207,459)
                                                                                    -------------     -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,263,800 and 5,146,833 shares, respectively)        53,320,522       147,070,638
   Net asset value of shares issued from Phoenix-Engemann Small-Cap Fund
     merger (0 and 3,914,885 shares, respectively) (See Note 7)                                --       119,681,162
   Cost of shares repurchased (3,268,601 and 4,962,007 shares, respectively)          (76,558,311)     (134,438,408)
                                                                                    -------------     -------------
Total                                                                                 (23,237,789)      132,313,392
                                                                                    -------------     -------------
CLASS B
   Proceeds from sales of shares (192,172 and 705,115 shares, respectively)             4,370,426        20,226,417
   Net asset value of shares issued from Phoenix-Engemann Small-Cap Fund
     merger (0 and 2,722,959 shares, respectively) (See Note 7)                                --        80,247,953
   Cost of shares repurchased (676,149 and 944,176 shares, respectively)              (14,912,615)      (24,118,568)
                                                                                    -------------     -------------
Total                                                                                 (10,542,189)       76,355,802
                                                                                    -------------     -------------
CLASS C
   Proceeds from sales of shares (582,409 and 899,149 shares, respectively)            13,280,001        25,016,426
   Cost of shares repurchased (770,425 and 685,900 shares, respectively)              (17,226,705)      (17,476,863)
                                                                                    -------------     -------------
Total                                                                                  (3,946,704)        7,539,563
                                                                                    -------------     -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (37,726,682)      216,208,757
                                                                                    -------------     -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             (150,775,050)       55,001,298

NET ASSETS
   Beginning of period                                                                461,320,190       406,318,892
                                                                                    -------------     -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($3,261,961)
     AND $0, RESPECTIVELY]                                                          $ 310,545,140     $ 461,320,190
                                                                                    =============     =============

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/02      --------------------------------------------------------------------
                                          (UNAUDITED)     2001         2000           1999         1998           1997
Net asset value, beginning of period        $26.58       $37.96       $44.45         $24.08       $21.09         $18.39
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.16)       (0.33)       (0.39)         (0.37)       (0.30)         (0.31)
   Net realized and unrealized gain (loss)   (6.62)      (11.05)       (6.10)         20.74         3.31           5.07
                                            ------       ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (6.78)      (11.38)       (6.49)         20.37         3.01           4.76
                                            ------       ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --           --           --             --        (0.02)         (2.06)
                                            ------       ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --           --           --             --        (0.02)         (2.06)
                                            ------       ------       ------         ------       ------         ------
Change in net asset value                    (6.78)      (11.38)       (6.49)         20.37         2.99           2.70
                                            ------       ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $19.80       $26.58       $37.96         $44.45       $24.08         $21.09
                                            ======       ======       ======         ======       ======         ======
Total return(2)                             (25.51)%(5)  (29.98)%     (14.60)%        84.59 %      14.29 %        26.41 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $182,000     $270,990     $231,453       $132,996      $54,187        $27,771

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                      1.58 %(4)    1.57 %       1.51 %         1.73 %       1.78 %         1.80 %
   Net investment income (loss)              (1.37)%(4)   (1.18)%      (0.85)%        (1.40)%      (1.39)%        (1.40)%
Portfolio turnover                              26 %(5)      28 %         78 %          105 %        147 %        313.5 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser or financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.73%, 1.67%, 1.51%, 1.75%, 1.83%, 1.80% for the periods ended June 30,
    2002, December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS B
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/02      --------------------------------------------------------------------
                                          (UNAUDITED)     2001         2000           1999         1998           1997
Net asset value, beginning of period        $25.52       $36.72       $43.32         $23.64       $20.87         $18.35
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.24)       (0.52)       (0.72)         (0.55)       (0.45)         (0.46)
   Net realized and unrealized gain (loss)   (6.34)      (10.68)       (5.88)         20.23         3.24           5.04
                                            ------       ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (6.58)      (11.20)       (6.60)         19.68         2.79           4.58
                                            ------       ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --           --           --             --        (0.02)         (2.06)
                                            ------       ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --           --           --             --        (0.02)         (2.06)
                                            ------       ------       ------         ------       ------         ------
Change in net asset value                    (6.58)      (11.20)       (6.60)         19.68         2.77           2.52
                                            ------       ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $18.94       $25.52       $36.72         $43.32       $23.64         $20.87
                                            ======       ======       ======         ======       ======         ======
Total return(2)                             (25.78)%(5)  (30.50)%     (15.24)%        83.25 %      13.39 %        25.49 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $88,968     $132,214      $99,060        $73,863      $31,631        $17,298

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                      2.33 %(4)    2.32 %       2.26 %         2.48 %       2.53 %         2.60 %
   Net investment income (loss)              (2.12)%(4)   (1.95)%      (1.61)%        (2.15)%      (2.14)%        (2.10)%
Portfolio turnover                              26 %(5)      28 %         78 %          105 %        147 %        313.5 %

                                                                             CLASS C
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/02      --------------------------------------------------------------------
                                          (UNAUDITED)     2001         2000           1999         1998           1997
Net asset value, beginning of period        $25.50       $36.69       $43.29         $23.63       $20.87         $18.35
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.24)       (0.52)       (0.70)         (0.55)       (0.45)         (0.47)
   Net realized and unrealized gain (loss)   (6.33)      (10.67)       (5.90)         20.21         3.23           5.05
                                            ------       ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS        (6.57)      (11.19)       (6.60)         19.66         2.78           4.58
                                            ------       ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --           --           --             --        (0.02)         (2.06)
                                            ------       ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --           --           --             --        (0.02)         (2.06)
                                            ------       ------       ------         ------       ------         ------
Change in net asset value                    (6.57)      (11.19)       (6.60)         19.66         2.76           2.52
                                            ------       ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $18.93       $25.50       $36.69         $43.29       $23.63         $20.87
                                            ======       ======       ======         ======       ======         ======
Total return(2)                             (25.76)%(5)  (30.50)%     (15.25)%        83.20 %      13.34 %        25.49 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $39,578      $58,116      $75,806        $37,584      $15,023         $8,080

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                     (2.33)%(4)    2.32 %       2.26 %         2.48 %       2.53 %         2.60 %
   Net investment income (loss)              (2.12)%(4)   (1.89)%      (1.59)%        (2.15)%      (2.14)%        (2.10)%

Portfolio turnover                             (26)%(5)      28 %         78 %          105 %        147 %        313.5 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the adviser or financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.48%, 2.42%, 2.26%, 2.50%, 2.58% and 2.60% for the periods ended June
    30, 2002, December 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
   The Phoenix-Engemann Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Four funds are offered for sale: Phoenix-Engemann Balanced Return Fund, Phoenix-Engemann Focus Growth Fund, Phoenix-Engemann Nifty Fifty Fund and Phoenix-Engemann Small & Mid-Cap Growth Fund, collectively referred to as the "Funds." Each Fund represents an investment in a separate diversified fund with its own investment objective. BALANCED RETURN FUND seek to maximize total investment return consistent with reasonable risk through a balanced approach. FOCUS GROWTH FUND, NIFTY FIFTY FUND, and SMALL & MID-CAP GROWTH FUND each seek to achieve long-term growth of capital.
   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Funds are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Realized gains and losses are determined on the identified cost basis. The Trust amortizes premiums and discounts.
   Effective January 1, 2001, the Trust adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to amortize premium on fixed income securities and classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income. The cumulative effect of the accounting changes had no impact on total net assets of the Trust or the Trust's net asset value, but resulted in a $581,404 reduction in cost of securities, a $581,404 increase in net unrealized appreciation (depreciation) and a corresponding $581,404 decrease in undistributed net investment income, based on securities held by the Balanced Return Fund on December 31, 2000.
   The effect of this change for the year ended December 31, 2001 on the Balanced Return Fund was to decrease net investment income by $368,284, increase net unrealized appreciation (depreciation) by $218,887 and increase net realized gain (losses) by $149,397. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

C. INCOME TAXES:
Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain distribution amounts have been reclassified to conform to the current year presentation.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in the exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:
   The Small & Mid-Cap Growth Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At June 30, 2002, the Fund had no forward currency contracts.

G. FUTURES CONTRACTS:
   The Small & Mid-Cap Growth Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risks to the Fund are that the change in value of the futures contract may not correspond to the change in value of the hedged instruments and the counterparty may not fulfill its contractual obligations related to the contract. At June 30, 2002, the Fund had no futures contracts.

H. OPTIONS:
   Each Fund may write covered options or purchase options contracts for purpose of hedging against changes in the market value of the underlying securities or foreign currencies. Additionally, each Fund may buy and sell options on domestic and foreign securities indices for hedging purposes.
   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist from the contracts.
   Each Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At June 30, 2002, the Funds had no options.

I. EXPENSES:
   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

J. LOAN AGREEMENTS:
   The Funds may invest in direct debt instruments which are invested in amounts owed by a corporation, governmental, or other borrower to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

subject to the credit risk of both the borrower and lender that is selling the loan agreement. For loans in which the Funds are participants, the Funds may not sell their participation in the loan without the lender's prior consent. When the Funds purchase assignments from lenders they acquire direct rights against the borrower on the loan. Direct indebtedness of emerging market countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due. At June 30, 2002, the Funds had no loan agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Roger Engemann & Associates, Inc. ("REA", or the "Adviser"), a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                 First $50   Next $450   Over $500
                                  Million     Million     Million
                                 ---------   ---------   ---------
Balanced Return Fund ...........    0.80%      0.70%       0.60%
Focus Growth Fund ..............    0.90%      0.80%       0.70%
Nifty Fifty Fund ...............    0.90%      0.80%       0.70%
Small & Mid-Cap Growth Fund ....    1.00%      0.90%       0.80%

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $20,922 for Class A shares and deferred sales charges of $300,718 for Class B shares and $7,448 for Class C shares for the six months ended June 30, 2002. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended June 30, 2002, $1,053,914 was retained by the Distributor, $1,203,337 was paid out to unaffiliated participants and $45,569 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.
   As Financial Agent of the Trust's shares, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost of the financial agent to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended June 30, 2002 financial agent fees were $429,337, of which PEPCO received $78,610. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply. The voluntary expense waiver limitations remain unchanged.

   PEPCO has voluntarily agreed to waive a portion of its financial agent fee and other, when necessary, so that Other Operating Expenses do not exceed the limits shown in the table below. For the Small & Mid-Cap Growth Fund, Other Operating Expenses are defined as operating expenses excluding management fees and 12b-1 fees. For the three other funds, Other Operating Expenses are defined as operating expenses excluding management fees, 12b-1 fees and fiduciary fees (defined as legal, trustee and audit fees).

                                  First $50   Next $450   Over $500
                                   Million     Million      Million
                                  ---------   ---------   ---------
Balanced Return Fund ............   0.50%      0.40%        0.30%
Focus Growth Fund ...............   0.50%      0.40%        0.30%
Nifty Fifty Fund ................   0.50%      0.40%        0.30%
   Small & Mid-Cap Growth Fund ..   0.50%      0.40%        0.30%

   PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2002, transfer agent fees were $1,506,098, of which PEPCO retained $474,934.

3. PURCHASE AND SALE OF SECURITIES
   Purchases and sales of securities during the six months ended June 30, 2002 (excluding U.S. Government and agency securities, short- term securities, futures contracts and forward currency contracts) aggregated the following:

                                        Purchases        Sales
                                       ------------   ------------
Balanced Return Fund ..............    $ 25,910,525   $ 39,671,294
Focus Growth Fund .................     137,243,147    175,414,408
Nifty Fifty Fund ..................      59,690,922     86,478,321
Small & Mid-Cap Growth Fund .......     100,308,153    145,752,041

   Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2002, aggregated $0 and $6,210,000, respectively, for the Balanced Return Fund.

4. OTHER
   As of June 30, 2002, the Trust had omnibus shareholder accounts, comprised of a group of individual shareholders, which individually amounted to more than 10% of the total shares outstanding. None of the accounts are affiliated with PNX.

                                                             % of Shares
                                                             Outstanding
                                                             -----------
Balanced Return Fund ...........  1 Omnibus Account              19%
Focus Growth Fund ..............  1 Omnibus Account              28%
Nifty Fifty Fund ...............  1 Omnibus Account              18%
Small & Mid-Cap Growth Fund ....  1 Omnibus Account              11%

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED) (CONTINUED)

5. CREDIT RISK AND CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.

6. FEDERAL INCOME TAX INFORMATION
   The following Funds have capital loss carryovers which may be used to offset future capital gains:

                                            Expiration Year
                             2006          2007         2008            2009
                          ----------    ----------  -----------     -----------
Balanced Return Fund ...  $       --    $       --  $        --     $ 9,055,527
Focus Growth Fund ......          --            --           --      40,843,300
Nifty Fifty Fund .......          --            --           --      37,233,245
Small & Mid-Cap
  Growth Fund ..........   4,320,592     6,349,731   12,686,470      91,077,361

   Included in the Small & Mid-Cap Growth Fund's amounts are $6,349,731 (expiring in 2008) and $11,743,755 (expiring in 2009) which were acquired in connection with the merger of the Phoenix-Engemann Small Cap Fund. Utilization of the acquired capital losses may be limited.
   Under current tax law, foreign currency and capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2001, the Trust deferred post-October capital losses and utilized prior year post-October losses as follows:

                                       Deferred        Utilized
                                     -----------      ----------
Balanced Return Fund ..............  $ 2,423,942      $2,628,836
Focus Growth Fund .................    4,109,695       1,944,419
Nifty Fifty Fund ..................    4,729,602         523,657
Small & Mid-Cap Growth Fund .......   23,178,435              --


7. MERGER
   On June 15, 2001, the Phoenix-Engemann Small & Mid-Cap Growth Fund ("Small & Mid-Cap Growth") acquired all of the net assets of the Phoenix-Engemann Small Cap Fund ("Small Cap") pursuant to an Agreement and Plan of Reorganization approved by Small Cap shareholders on June 7, 2001. The acquisition was accomplished by a tax-free exchange of 3,914,885 Class A shares of Small & Mid-Cap Growth and 2,722,959 Class B shares of Small & Mid-Cap Growth (valued at $119,681,162 and $80,247,953 respectively) for 8,555,240 Class A shares of Small Cap and 6,120,013 Class B shares of Small Cap outstanding on June 15, 2001. Small Cap's net assets on that date of $199,929,115, including $26,965,745 of net unrealized appreciation (depreciation) were combined with those of Small & Mid-Cap Growth. The aggregate net assets of Small & Mid-Cap Growth immediately after the merger were $568,192,306.

   This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ENGEMANN FUNDS
600 North Rosemead Boulevard
Pasadena, California 91107-2138

TRUSTEES
Roger Engemann
Barry E. McKinley
Philip R. McLoughlin
Robert L. Peterson
Richard C. Taylor
Angela Wong

OFFICERS
Roger Engemann, President
Malcolm Axon, Chief Financial Officer
John S. Tilson, Vice President
Tina L. Mitchell, Secretary
Nancy J. Engberg, Assistant Secretary


INVESTMENT ADVISER
Roger Engemann &Associates, Inc.
600 North Rosemead Boulevard
Pasadena, California 91107-2138

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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PHOENIX
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For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.

E-Delivery of Fund Communications Coming Soon!
Soon you can elect to receive notification via email when your quarterly account statements and fund materials, like prospectuses and annual reports, are available on our Web site. By electing this service, we will discontinue the paper mailings. If you would like us to notify you as soon as this service is available, please call us at 1-800-243-1574 or send us an email from WWW.PHOENIXINVESTMENTS.COM.

PXP 2115A (8/02)